Note 12 - Nonrecourse Debt (Details) (USD $)		1 Months Ended
	Jan. 31, 2014	Dec. 31, 2013 Woodstock Hills Wind Farm [Member]	Dec. 31, 2013 Valley View Wind Farm [Member]	Dec. 31, 2013 Refinancing of Nonrecourse Debt [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Refinancing of Nonrecourse Debt [Member] Takeout Loan [Member]	Mar. 31, 2014 Interest Rate Swap [Member]	Dec. 31, 2013 Maintenance and Repair Reserve [Member] Woodstock Hills Wind Farm [Member]	Dec. 31, 2013 Maintenance and Repair Reserve [Member] Valley View Wind Farm [Member]	Dec. 31, 2013 Debt Service Reserve [Member] Valley View Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Maintenance and Repair Reserve Required Under Debt Covenants		$ 250,000
MaintenanceAndRepairReserveUtilized		150,000
Quarterly Contribution to Maintenance and Repair Reserve		8,500
Restricted Cash and Investments							100,000
Letters of Credit Outstanding, Amount			750,000
Debt Service Reserve			600,000					150,000	450,000
Line of Credit Facility, Maximum Borrowing Capacity					9,750,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%				5.80%
Payment for Settlement of Interest Rate Swap				$ 632,000		$ 632,000